Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets
Deferred taxes and income taxes receivable	$ 296	$ 261
Royalties, license fees and software maintenance	165	143
Restricted cash	151	97
Prepaid expenses	143	147
Derivative instruments	11	58
Deferred purchase price from sale of receivables	116	97
Beneficial interests - sales of finance receivables	35	0
Advances and deposits	29	28
Other assets current	216	227
Total Other Current Assets	1,162	1,058
Other Current Liabilities
Deferred taxes and income taxes payable	105	83
Other taxes payable	170	150
Interest payable	83	84
Restructuring reserves	122	116
Derivative instruments	82	31
Product warranties	13	15
Dividends payable	69	74
Distributor and reseller rebates/commissions	117	112
Servicer liabilities	146	88
Other liabilities current	869	878
Total Other Current Liabilities	1,776	1,631
Other Long-term Assets
Prepaid pension costs	35	76
Net investment in discontinued operations	190	204
Internal use software, net	577	545
Product software, net	344	256
Restricted cash	214	246
Debt issuance costs, net	37	38
Customer contract costs, net	356	294
Beneficial interests - sales of finance receivables	68	0
Deferred compensation plan investments	100	92
Other	416	365
Total Other Long-term Assets	2,337	2,116
Other Long-term Liabilities
Deferred and other tax liabilities	262	290
Environmental reserves	14	16
Unearned income	134	82
Restructuring reserves	8	7
Other long-term liabilities	360	466
Total Other Long-term Liabilities	778	861
Tax and labor litigation deposits in Brazil	211	240
Escrow and cash collections related to receivable sales	146	88
Other restricted cash	8	15
Total Restricted Cash and Investments	365	343
Net investment in discontinued operations TRG	208
Net remaining liabilities of discontinued operations - TRG	$ 18